Shareholder Report, Line Graph (Details) - USD ($)												1 Months Ended			3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended			9 Months Ended			10 Months Ended		11 Months Ended	12 Months Ended			13 Months Ended		15 Months Ended			16 Months Ended		17 Months Ended	18 Months Ended	19 Months Ended		21 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended		28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended		34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended		40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended		46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended		53 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended		59 Months Ended	60 Months Ended	63 Months Ended		66 Months Ended	69 Months Ended		72 Months Ended	75 Months Ended		78 Months Ended	81 Months Ended	87 Months Ended	93 Months Ended	99 Months Ended
	Sep. 29, 2025	May 15, 2025	Feb. 13, 2025	Dec. 17, 2024	Sep. 30, 2024	Jun. 30, 2022	Sep. 28, 2021	May 17, 2021	Jan. 16, 2020	Nov. 01, 2019	Jan. 16, 2018	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2021	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2018	Apr. 30, 2025	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2025	Apr. 30, 2020	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2022	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2025	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2026	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2022	Apr. 30, 2026	Apr. 30, 2021	Apr. 30, 2019	Apr. 30, 2026	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2021	Apr. 30, 2026	Apr. 30, 2023	Oct. 31, 2021	Oct. 31, 2019	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2021	Oct. 31, 2023	Apr. 30, 2022	Apr. 30, 2020	Oct. 31, 2024	Oct. 31, 2023	Apr. 30, 2022	Apr. 30, 2024	Oct. 31, 2022	Oct. 31, 2020	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2022	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2021	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2025	Oct. 31, 2023	Oct. 31, 2021	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2023	Oct. 31, 2025	Apr. 30, 2024	Apr. 30, 2022	Oct. 31, 2025	Apr. 30, 2024	Apr. 30, 2026	Oct. 31, 2024	Oct. 31, 2022	Apr. 30, 2026	Oct. 31, 2024	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2025	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2026	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025	Apr. 30, 2026
C000255777
Account Value [Line Items]
Line Graph and Table Measure Name																																Day Hagan Smart Buffer ETF
Accumulated Value			$ 10,000												$ 9,684											$ 10,368											$ 10,805
C000215105
Account Value [Line Items]
Line Graph and Table Measure Name																																Day Hagan Smart Sector ETF
Accumulated Value									$ 10,000							$ 8,866											$ 10,253											$ 13,123								$ 14,558						$ 13,288						$ 12,532						$ 13,672						$ 13,615						$ 15,208					$ 16,990				$ 16,829			$ 20,468			$ 21,739
C000230670
Account Value [Line Items]
Line Graph and Table Measure Name																																Day Hagan Smart Sector Fixed Income ETF
Accumulated Value							$ 10,000							$ 10,056											$ 9,290											$ 8,626									$ 9,085						$ 8,566						$ 8,944						$ 9,370						$ 9,585						$ 9,862					$ 9,883
C000236642
Account Value [Line Items]
Line Graph and Table Measure Name																																Day Hagan Smart Sector International ETF
Accumulated Value						$ 10,000													$ 9,210											$ 11,141											$ 10,398							$ 11,503						$ 12,153						$ 12,620						$ 14,635						$ 15,775
C000252108
Account Value [Line Items]
Line Graph and Table Measure Name																																Eventide High Dividend ETF
Accumulated Value					$ 10,000								$ 10,076											$ 9,683											$ 10,818									$ 12,803
C000265401
Account Value [Line Items]
Line Graph and Table Measure Name																																Eventide International ETF
C000264122
Account Value [Line Items]
Line Graph and Table Measure Name																																Eventide Large Cap Growth ETF
Accumulated Value	$ 10,000											$ 10,316											$ 10,379
C000264123
Account Value [Line Items]
Line Graph and Table Measure Name																																Eventide Large Cap Value ETF
Accumulated Value	10,000											9,776											10,997
C000264124
Account Value [Line Items]
Line Graph and Table Measure Name																																Eventide Small Cap ETF
Accumulated Value	10,000											10,112											11,586
C000255876
Account Value [Line Items]
Line Graph and Table Measure Name																																Eventide US Market ETF
Accumulated Value				$ 10,000														$ 9,440											$ 11,073											$ 11,473
C000260368
Account Value [Line Items]
Line Graph and Table Measure Name																																Monopoly ETF
Accumulated Value		$ 10,000																			$ 12,224												$ 12,560
C000223943
Account Value [Line Items]
Line Graph and Table Measure Name																																Strategy Shares Gold Enhanced Yield ETF
Accumulated Value								$ 10,000												$ 9,619											$ 8,806											$ 6,850							$ 8,814						$ 7,902						$ 9,334						$ 11,359						$ 13,030					$ 15,676					$ 14,269
C000195439
Account Value [Line Items]
Line Graph and Table Measure Name																																Strategy Shares Nasdaq 7HANDL™ Index ETF
Accumulated Value											$ 10,000						$ 9,704											$ 9,693											$ 10,350								$ 10,941						$ 10,969						$ 11,716						$ 12,696						$ 13,430						$ 12,003					$ 11,001				$ 11,784			$ 11,119			$ 12,533		$ 13,859	$ 13,810	$ 15,369	$ 16,269
C000215207
Account Value [Line Items]
Line Graph and Table Measure Name																																Strategy Shares Newfound/ReSolve Robust Momentum ETF
Accumulated Value										$ 10,000												$ 8,618												$ 8,774									$ 11,024							$ 11,860						$ 10,586						$ 9,920						$ 10,491						$ 10,062					$ 11,633					$ 12,999			$ 13,011			$ 14,497			$ 15,122
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000												$ 10,237											$ 10,595											$ 10,652
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									$ 10,000							$ 8,829											$ 10,002											$ 12,888								$ 14,295						$ 12,916						$ 12,206						$ 13,260						$ 13,444						$ 16,265					$ 18,555				$ 18,232			$ 22,536			$ 23,894
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. Aggregate Bond Index
Accumulated Value							$ 10,000							$ 10,007											$ 9,060											$ 8,438									$ 9,021						$ 8,468						$ 8,889						$ 9,361						$ 9,602						$ 9,938					$ 9,991
MSCI ACWI ex USA Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI ACWI ex USA Index (Gross)
Accumulated Value						$ 10,000													$ 9,291											$ 11,238											$ 10,467							$ 12,349						$ 13,082						$ 13,895						$ 16,434						$ 18,465
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. 3000 Equal Weight Total Return Index
Accumulated Value					10,000								9,947											9,036											11,387									12,747
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. 3000 Total Return Index
Accumulated Value	10,000											10,257											10,887
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. 3000 Total Return Index
Accumulated Value	10,000											10,257											10,887
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. 3000 Total Return Index
Accumulated Value	10,000											10,257											10,887
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. 3000 Total Return Index
Accumulated Value				$ 10,000														$ 9,164											$ 11,345											$ 12,042
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000																			$ 11,625												$ 12,326
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. Aggregate Bond Index
Accumulated Value								10,000												10,121											9,162											8,533							9,123						8,564						8,989						9,467						9,710					10,050					10,104
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. Aggregate Bond Index
Accumulated Value											10,000						9,824											9,806											10,344								10,934						11,465						11,611						11,435						11,555						10,461					9,743				10,417			9,778			10,264		10,809	11,087	11,475	11,537
S&P Target Risk Balanced Index
Account Value [Line Items]
Line Graph and Table Measure Name																																S&P Target Risk Balanced Index
Accumulated Value										10,000												9,495												10,396									12,139							12,685						11,374						10,501						11,599						11,206					12,728					13,820			14,026			16,025			16,941
Bloomberg U.S. 1000 Value Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. 1000 Value Total Return Index
Accumulated Value					$ 10,000								$ 9,938											$ 9,733											$ 10,931									$ 12,637
Bloomberg US 1000 Growth Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. 1000 Growth Total Return Index
Accumulated Value	10,000											10,352											10,610
Bloomberg U.S. 1000 Value Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. 1000 Value Total Return Index
Accumulated Value	10,000											10,009											11,572
Bloomberg US 2000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. 2000 Total Return Index
Accumulated Value	$ 10,000											$ 10,097											$ 11,536
Bloomberg Barclays U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. Corporate Bond Index
Accumulated Value								$ 10,000												$ 10,266											$ 8,957											$ 8,257							$ 9,018						$ 8,486						$ 9,108						$ 9,656						$ 9,800					$ 10,281					$ 10,318
NASDAQ 7 HANDL Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Nasdaq 7HANDL Index
Accumulated Value											$ 10,000						$ 9,749											$ 9,797											$ 10,534								$ 11,204						$ 11,345						$ 12,203						$ 13,314						$ 14,158						$ 12,746					$ 11,771				$ 12,698			$ 12,072			$ 13,693		$ 15,212	$ 15,254	$ 17,069	$ 18,198
Newfound/ReSolve Robust Equity Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name																																Newfound/ReSolve Robust Equity Momentum Index
Accumulated Value										$ 10,000												$ 8,428												$ 8,684									$ 10,981							$ 11,889						$ 10,599						$ 9,985						$ 10,589						$ 10,171					$ 11,803					$ 13,213			$ 13,284			$ 14,880			$ 15,601